Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Cash flows from operating activities:
Income before income taxes	$ 187,412	$ 3,835,809	$ 1,492,380	$ 4,599,656
Adjustments for:
Depreciation and amortization	23,805	487,230	435,344	415,252
Major maintenance provision	25,048	512,653	392,531	292,324
Increase (decrease) in allowance for doubtful accounts	32	646	18,342	(241)
Gain on sales of property and equipment	(74)	(1,520)	(5,380)	(1,162)
Present value of major maintenance provision	5,577	114,137	75,262	23,157
Interest income	(6,326)	(129,479)	(111,889)	(171,236)
Interest expense	19,667	402,538	345,237	352,851
Exchange differences	(4,149)	(84,916)	(72,253)	44,007
Profit (loss) after adjustments	250,992	5,137,098	2,569,574	5,554,608
(Increase) decrease trade accounts receivable, net	(12,345)	(252,673)	(94,229)	(60,949)
(Increase) decrease recoverable tax	13,034	266,765	(246,597)	(183,103)
(Increase) decrease of repayment for contractors, other accounts receivable and prepaid expenses	693	14,175	(16,576)	(25,156)
Increase (decrease) trade accounts payable	(1,583)	(32,374)	7,384	(26,880)
(Decrease) increase payable taxes and other accrued expenses	(4,813)	(98,515)	48,472	41,367
Income taxes paid	(24,016)	(491,542)	(747,867)	(1,324,834)
Increase (decrease) related parties, net	4,777	97,780	(72,554)	(42,276)
Major maintenance provision	(9,920)	(203,042)	(103,704)	(305,133)
Increase guarantee deposits and labor obligations	448	9,172	(40,425)	88,880
Net cash flows from operating activities	217,267	4,446,844	1,303,478	3,716,524
Cash flows from investment activities:
Acquisition of property improvements	(4,951)	(101,333)	(157,992)	(57,103)
Other non-current assets			(65)	(753)
Proceeds from sale of property and equipment	74	1,520	5,380	1,162
Acquisition of improvements in concessioned assets	(89,145)	(1,824,557)	(1,283,642)	(1,086,426)
Other investments held to maturity				19,657
Interest received	6,326	129,479	111,889	171,236
Net cash flows used by investing activities	(87,696)	(1,794,891)	(1,324,430)	(952,227)
Cash flow from financing activities:
Borrowing of short term debt	131,918	2,700,000
Payment of long-term debt	(682)	(13,967)	(42,592)	(40,790)
Issuance of debt securities	171,005	3,500,000
Amortization of debt securities	(146,576)	(3,000,000)
Debt issuance costs	(628)	(12,859)
Repurchase of shares	(23,201)	(474,852)	(150,000)	(244,201)
Loans obtained from related parties			41,895	14,700
Loans repaid to related parties	(359)	(7,350)
Interest paid	(17,800)	(364,324)	(320,866)	(327,309)
Dividends paid	(96,730)	(1,979,790)		(1,598,681)
Financial leases payments	(2,667)	(54,589)	(57,325)	(50,180)
Net cash used by financing activities	14,280	292,269	(528,888)	(2,246,461)
Net increase (decrease) in cash and cash equivalents	143,851	2,944,222	(549,840)	517,836
Effects of exchange rate changes on the foreign currency cash balance	4,111	84,138	78,771	(46,865)
Cash and cash equivalents at the beginning of the year cash balance	144,563	2,958,804	3,429,873	2,958,902
Cash and cash equivalents at the end of the year	292,525	5,987,164	2,958,804	3,429,873
Non cash investing activities which are not reflected in the consolidated statements of cash flows:
Acquisition of property, leasehold improvements and equipment, including finance leases			250	593
Acquisition of other assets				265
Acquisition of improvements in concessioned assets	$ 2,879	$ 58,925	$ 29,342	$ 29,068